CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets:
Cash and due from banks	¥ 2,699,180	¥ 2,292,295
Interest-bearing deposits in other banks	59,907,221	71,143,684
Call loans and funds sold	1,047,456	776,183
Receivables under resale agreements	30,571,740	28,108,779
Receivables under securities borrowing transactions	1,760,604	2,078,216
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,701,161 million in 2025 and ¥12,340,756 million in 2026)	48,696,032	37,598,099
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,055,780 million in 2025 and ¥1,690,645 million in 2026), net of allowance	21,848,687	15,058,617
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥4,067,125 million in 2025 and ¥35,848 million in 2026)	4,852,384	4,185,763
Equity securities	5,710,985	4,518,745
Other investments	1,073,764	1,000,589
Loans (Notes 4 and 5)	105,835,923	99,257,363
Allowance for credit losses on loans	(757,159)	(816,374)
Loans, net of allowance	105,078,764	98,440,989
Premises and equipment—net (Note 6)	1,823,020	1,813,678
Due from customers on acceptances	390,719	273,944
Accrued income	718,894	672,897
Goodwill (Note 7)	213,302	163,593
Intangible assets (Note 7)	42,220	35,472
Deferred tax assets	378,644	345,179
Other assets (Note 12)	8,082,090	8,234,429
Total assets	294,895,707	276,741,152
Liabilities and equity:
Noninterest-bearing deposits	31,455,976	31,705,002
Interest-bearing deposits	98,319,260	95,654,717
Noninterest-bearing deposits	2,986,715	2,642,727
Interest-bearing deposits	46,276,454	43,788,236
Due to trust accounts	301,964	303,396
Call money and funds purchased	3,191,544	2,745,165
Payables under repurchase agreements (Note 28)	37,732,081	38,395,079
Payables under securities lending transactions (Note 28)	2,067,005	1,674,727
Other short-term borrowings (including liabilities accounted for at fair value of ¥244,157 million in 2025, and ¥106,746 million in 2026) (Notes 11 and 26)	2,922,999	5,537,351
Trading account liabilities	28,802,058	21,207,668
Bank acceptances outstanding	390,719	273,944
Income taxes payable	239,103	133,218
Deferred tax liabilities	50,855	36,677
Accrued expenses	671,223	570,845
Long-term debt (including liabilities accounted for at fair value of ¥3,764,171 million in 2025, and ¥4,693,080 million in 2026) (Notes 11 and 26)	20,838,501	14,914,120
Other liabilities (Note 12)	7,171,197	6,608,355
Total liabilities	283,417,654	266,191,227
Commitments and contingencies (Note 22)
MHFG shareholders' equity:
Common stock (Note 14)—no par value, authorized 4,800,000,000 shares, and issued 2,513,757,794 shares at March 31, 2025, and 2,489,848,594 shares at March 31, 2026	5,767,350	5,799,003
Retained earnings	4,065,899	3,343,695
Accumulated other comprehensive income (loss), net of tax (Note 16)	1,337,912	931,779
Less: Treasury stock, at cost—Common stock 4,233,302 shares at March 31, 2025, and 51,325,298 shares at March 31, 2026	(311,529)	(9,462)
Total MHFG shareholders' equity	10,859,633	10,065,015
Noncontrolling interests	618,420	484,909
Total equity	11,478,053	10,549,924
Total liabilities and equity	294,895,707	276,741,152
Consolidated VIEs
Assets:
Cash and due from banks	2,358	6,054
Interest-bearing deposits in other banks	70,444	65,453
Call loans and funds sold	143,199	87,741
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,701,161 million in 2025 and ¥12,340,756 million in 2026)	3,140,270	2,304,908
Investments (Note 3):
Investments	345,585	207,895
Loans, net of allowance	9,242,423	8,654,827
Other assets (Note 12)	483,801	483,525
Total assets	13,428,079	11,810,404
Liabilities and equity:
Payables under securities lending transactions (Note 28)	98,536	70,338
Other short-term borrowings (including liabilities accounted for at fair value of ¥244,157 million in 2025, and ¥106,746 million in 2026) (Notes 11 and 26)	277,787	401,275
Trading account liabilities	103,665	8,026
Long-term debt (including liabilities accounted for at fair value of ¥3,764,171 million in 2025, and ¥4,693,080 million in 2026) (Notes 11 and 26)	2,559,080	1,968,740
Other liabilities (Note 12)	1,100,123	1,017,893
Total liabilities	¥ 4,139,191	¥ 3,466,272